Employee Retirement Savings Plan	12 Months Ended
Dec. 31, 2010
Employee Retirement Savings Plan [Abstract]
Employee Retirement Savings Plan
15. Employee Retirement Savings Plan

The Company has the Primo Water Corporation 401(k) Plan & Trust retirement plan covering substantially all full-time employees who are at least 21 years of age and who have completed at least two months of service. Plan participants may make before tax elective contributions up to the maximum percentage of compensation and dollar amount allowed under the Internal Revenue Code. Plan participants are 100% vested in their elective contributions at all times and are vested 25% per year of service for four years in the Company's discretionary contributions. A year of service for vesting purposes is 1,000 hours of service in a Plan year. The Company did not make any matching contributions during 2008 or 2009, as the Company's matching contributions to the plan were discretionary and determined with respect to each plan year. In 2010, our Board of Directors established a Company match of up to 50% of the employee contributions up to 6% of their salaries, with 50% of the matching amount being contingent upon our achievement of certain specified objectives to be determined by our Board of Directors. Contribution expense for the plan was approximately $31 in 2010.